CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES:
Comprehensive loss	$ (29,121)	$ (16,047)	$ (51,984)	$ (33,204)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	5,274	623	6,146	1,425
Depreciation	465	417	957	767
Amortization and impairment of intangible assets	1,830	1,773	3,657	2,849
Non-cash interest expenses related to borrowing and payable in respect of intangible assets purchase	1,217	1,513	3,856	1,617
Fair value losses (gains) on financial assets at fair value through profit or loss		(38)	6	37
Exchange differences and revaluation of bank deposits	17	(6)	63	(165)
Total adjustments in respect of income and expenses not involving cash flow	8,803	4,282	14,685	6,530
Changes in assets and liability items:
Increase in trade receivables	(6,792)	(16,853)	(1,443)	(17,354)
Decrease (increase) in prepaid expenses and other receivables	(199)	(3,266)	1,229	(2,626)
Decrease (increase) in inventories	507	(1,983)	(2,237)	(2,868)
Increase in accounts payable	6,770	2,123	1,753	1,124
Increase (decrease) in accrued expenses and other liabilities	(2,284)	17,804	(920)	22,123
Increase (decrease) in allowance for deductions from revenue	3,418	(1,089)	7,753	(428)
Total changes in assets and liability items	1,420	(3,264)	6,135	(29)
Net cash used in operating activities	(18,898)	(15,029)	(31,164)	(26,703)
INVESTING ACTIVITIES:
Purchase of fixed assets	(3)	(20)	(91)	(191)
Purchase of intangible assets		(52,500)		(52,633)
Change in investment in current bank deposits	(3,500)	1,000	(3,500)	4,200
Proceeds from sale of financial assets at fair value through profit or loss		1,725	475	3,950
Net cash (used in) investing activities	(3,503)	(49,795)	(3,116)	(44,674)
FINANCING ACTIVITIES:
Proceeds from long-term borrowing, net of transaction costs		(500)		78,845
Proceeds from issuance of ordinary shares, net of issuance costs	273	6,363	58,214	6,363
Exercise of options into ordinary shares	114		3,341
Repayment of payable in respect of intangible asset purchase	(1,754)		(3,879)
Increase in restricted cash				(20,000)
Payment of principal with respect to lease liabilities	(402)	(404)	(785)	(736)
Net cash (used in) provided by financing activities	(1,769)	5,459	56,891	64,472
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(24,170)	(59,365)	22,612	(6,905)
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	14	23	(91)	154
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	75,972	81,614	29,295	29,023
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	51,816	22,272	51,816	22,272
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	52	71	71	249
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	$ 3,026	2,129	$ 5,016	2,360
SUPPLEMENTARY INFORMATION ON NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of right-of-use assets by means of lease liabilities		630		2,205
Purchase of intangible assets posted as payable		$ 12,058		12,808
Long-term borrowing transaction costs				$ 784